Income Taxes - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Income Taxes [Line Items]
Federal statutory rate		34.00%	34.00%	34.00%
Cash paid for income taxes		$ 600,000	$ 600,000	$ 300,000
Reserve for uncertain tax matters		0	0
Uncertain tax matters			344,000	$ 378,000	$ 423,000
Income tax refund requested		24,800,000
Overpayment of tax return refund		500,000
Adjustment in estimated tax payment		600,000
Income Tax Examination, Interest Accrued		$ 300,000
Percentage of common stock ownership under transfer restriction		4.90%
Deferred tax valuation allowance		$ 385,551,000	375,029,000
Deferred tax liabilities		5,100,000	$ 6,000
Deferred tax valuation allowance released amount based on expected future taxable income		5,100,000
Scenario, Forecast
Income Taxes [Line Items]
Estimated taxable gain on sale of NABCO	$ 45,000,000
Federal
Income Taxes [Line Items]
Net operating loss carry forwards		$ 933,600,000
Net operating loss expiration period		20 years
Net operating loss carry forwards expiration year		2027
California
Income Taxes [Line Items]
Net operating loss carry forwards		$ 994,700,000
Net operating loss carry forwards expiration year		2017
Minimum
Income Taxes [Line Items]
Income tax refund requested		$ 2,000,000
Minimum | California
Income Taxes [Line Items]
Net operating loss expiration period		10 years
Maximum | California
Income Taxes [Line Items]
Net operating loss expiration period		20 years
NABCO | Inventories
Income Taxes [Line Items]
Uncertain tax matters		$ 400,000